PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Cost:		$ 934	$ 823	$ 823	$ 636
Less - accumulated depreciation and amortization		(472)	(403)	(403)	(354)
Net carrying amount	479	462	420	420	282
Depreciation of property, plant and equipment	95	69	51	89	91	89
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost:					44
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:		142	123	123	75
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:		83	56	56	54
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:		598	597	597	416
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:		$ 111	$ 47	$ 47	$ 47